Stock-Based Compensation (Summary of Warrant Activity) (Details) - Warrants [Member] - USD ($)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Number of Shares
Outstanding		5,475,806	5,099,528
Issued		7,513,768	826,284
Exercised		(49,339)	(23,256)
Expired		(1,786,367)	(426,750)
Outstanding		11,153,868	5,475,806
Vested (exercisable)		11,153,868
Weighted-Average Exercise Price/Share
Outstanding		$ 7.20	$ 10.08
Issued		3.68	6
Exercised		2.4	4.08
Expired		9.28	39.36
Outstanding		4.50	$ 7.20
Vested (exercisable)		$ 4.5
Weighted-Average Remaining Contractual Term (Years)
Outstanding		3 years 8 months 12 days
Vested (exercisable)		3 years 8 months 12 days
Aggregated Intrinsic Value
Outstanding	[1]	$ 3,800
Vested (exercisable)	[1]	$ 3,800

[1]	Aggregate intrinsic value represents the difference between the exercise price of the warrant and the closing market price of the Company’s common stock on March 31, 2016, which was $2.03 per share.